ACCRUED WARRANTY COSTS (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED WARRANTY COSTS
Summary of the Company's warranty activity

	Years Ended December 31,
	2019	2020	2021
	$	$	$
Beginning balance	50,605	55,878	37,732
Warranty provision	28,044	26,931	45,053
Warranty costs incurred	(23,282)	(46,067)	(35,432)
Foreign exchange effect	511	990	(2,207)
Ending balance	55,878	37,732	45,146